Average Annual Total Returns{- Fidelity Disruptive Automation Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-06 - Fidelity Disruptive Automation Fund
	Fidelity Disruptive Automation Fund Return Before Taxes Past 1 year	Fidelity Disruptive Automation Fund Return Before Taxes Since Inception		Fidelity Disruptive Automation Fund After Taxes on Distributions Past 1 year	Fidelity Disruptive Automation Fund After Taxes on Distributions Since Inception		Fidelity Disruptive Automation Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Disruptive Automation Fund After Taxes on Distributions and Sales Since Inception		Loyalty Class 1 Return Before Taxes Past 1 year	Loyalty Class 1 Return Before Taxes Since Inception		Loyalty Class 2 Return Before Taxes Past 1 year	Loyalty Class 2 Return Before Taxes Since Inception		Class F Return Before Taxes Past 1 year	Class F Return Before Taxes Since Inception		MS159 Past 1 year	MS159 Since Inception		IXXHX Past 1 year	IXXHX Since Inception
Total	20.70%	53.09%	[1]	20.06%	52.54%	[1]	12.52%	41.66%	[1]	20.98%	53.41%	[1]	21.33%	53.83%	[1]	21.89%	54.57%	[1]	18.90%	34.71%	[1]	14.22%	34.37%	[1]

[1]	(a)From April 16, 2020